Commitments and Contingencies (Details) bbl / d in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) bbl / d	Dec. 31, 2018	Dec. 31, 2025 CAD ($)
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Interest payable included in service toll			$ 1,792
Tolling period term		40 years
Chevron Canada Limited
Disclosure Of Commitments [Line Items]
Product transportation and processing	$ 1,292
Trans Mountain Express Pipeline
Disclosure Of Commitments [Line Items]
Committed capacity | bbl / d	169
Increase in committed capacity | bbl / d	75
Commitments for pipeline, period of agreement	20 years
Field equipment and power | Chevron Canada Limited
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 75
2026
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing			2,241
North West Redwater Partnership service toll			116
Other			122
2026 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			99
2026 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			50
2027
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing			2,223
North West Redwater Partnership service toll			95
Other			50
2027 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			0
2027 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			26
2028
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing			2,065
North West Redwater Partnership service toll			96
Other			19
2028 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			0
2028 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			26
2029
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing			1,912
North West Redwater Partnership service toll			95
Other			18
2029 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			0
2029 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			24
2030
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing			1,758
North West Redwater Partnership service toll			95
Other			18
2030 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			0
2030 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			24
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing			18,025
North West Redwater Partnership service toll			3,878
Other			177
Thereafter | Trans Mountain Express Pipeline
Disclosure Of Commitments [Line Items]
Commitments for oil and gas transportation, period of agreement	20 years
Thereafter | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			0
Thereafter | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power			$ 170